Notes to consolidated cash flow statement (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Cash Flow Statement [Abstract]
Investing activities cash used for business combinations
The following table presents cash used for business combinations (net of cash acquired) in 2024, 2023 and 2022.

	For the years ended December 31,
€ thousand	2024	2023	2022
Acquisition of ZEGNA business in South Korea	(9,727)	—	—
Acquisition of Thom Browne business in South Korea(1)	(9,580)	(7,991)	—
TFI Acquisition	—	(109,110)	—
Acquisition of Tessitura Ubertino(2)	—	(585)	(585)
Net of cash acquired	(19,307)	(117,686)	(585)
______________________
(1)The amount paid in 2024 of €9,580 thousand relates to deferred consideration as stipulated in the acquisition purchase agreement.
(2)The amounts paid in 2023 and 2022 of €585 thousand relate to earn-out payments for the acquisition of Tessitura Ubertino in 2021, following achievement of predetermined operating performance targets by the company.